Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 100 Houston, TX 77046

713 626 1919 www.invesco.com
April 30, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Growth Series (Invesco Growth Series) CIK 0000202032
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”) that the Prospectuses and the Statements of Additional Information relating to the Class A, Class B, Class C, Class R, Class S, Class Y, Investor Class and Institutional Class shares, as applicable, of Invesco Basic Value Fund, Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2010 Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund, Invesco Balanced-Risk Retirement 2050 Fund, Invesco Conservative Allocation Fund, Invesco Global Equity Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund, Invesco Mid Cap Core Equity Fund, Invesco Moderate Allocation Fund, Invesco Moderate Growth Allocation Fund, Invesco Moderately Conservative Allocation Fund and Invesco Small Cap Growth Fund, and the statement of Additional information relating to Class A5, Class C5 and Class R5 of Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2010 Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 87 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 87 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on April 27, 2010.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1968.

Very truly yours,
/s/ Stephen R. Rimes
Stephen R. Rimes
Counsel